OTHER CURRENT ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gross	$ 62,451	$ 92,007
Allowance	(37,462)	(31,571)	$ (34,846)	$ (57,956)
Net	24,989	60,436
Receivable from third party
Gross	33,147	24,860
Allowance	(27,464)	(20,002)
Net	5,683	4,858
Receivable from AM Advertising and its subsidiaries
Gross	21,218	22,840
Allowance	(7,669)	(7,896)
Net	13,549	14,944
Input VAT receivable
Gross	2,493	3,296
Net	2,493	3,296
Other prepaid expenses
Gross	3,710	3,837
Allowance	(1,338)	(2,490)
Net	2,372	1,347
Prepaid selling and marketing fees
Gross	518	518
Allowance	(354)	(319)
Net	164	199
Receivable from non-controlling shareholders
Gross	669	709
Allowance	(521)	(709)
Net	148
Prepaid individual income tax and other employee advances
Gross	389	445
Allowance	(116)	(155)
Net	273	290
Stock subscriptions receivable
Gross		149
Net		149
Prepaid expenses of equipment
Gross		34,179
Net		34,179
Others
Gross	50	72
Net	50	72
Short-term deposits
Gross	257	1,102
Net	$ 257	$ 1,102